ROU ASSET AND LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated incremental borrowing rate	10.00%		10.00%
Operating expenses	$ 1,516,992	$ 1,426,947	$ 6,097,019	$ 4,856,039
Lease Termination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating expenses			14,890
Gain on lease			$ 14,890